Condensed Consolidating Financial Information (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Current assets:
Cash and cash equivalents	$ 48,477		$ 23,969	$ 25,854	$ 44,764
Cash, restricted	1,145		0
Pawn loans, net	157,648		145,318
Consumer loans, net	34,152		14,611
Pawn service charges receivable, net	29,401		26,455
Consumer loan fees receivable, net	30,416		6,775
Inventory, net	109,214		90,373
Deferred tax asset	14,984		18,125
Receivable from affiliates	0		0
Federal income tax receivable	10,511		0
Prepaid expenses and other assets	45,451		30,611
Total current assets	481,399		356,237
Investments in unconsolidated affiliates	126,066		120,319
Investment in subsidiaries	0		0
Property and equipment, net	108,131		78,498
Non-current cash, restricted	4,337		0
Goodwill	374,663		173,206	117,305
Intangible assets, net	45,185		19,790
Non-current consumer loans, net	61,997		0
Other assets, net	16,229		8,400
Total assets	1,218,007	[1]	756,450
Current liabilities:
Current maturities of long-term debt	21,085		0
Current capital lease obligations	594		0
Accounts payable and other accrued expenses	78,925		57,400
Customer layaway deposits	7,238		6,176
Intercompany payables	0		0
Federal income taxes payable	0		693
Total current liabilities	107,842		64,269
Long-term debt, less current maturities	198,836		17,500
Long-term capital lease obligation	995		0
Deferred tax liability	7,922		8,331
Deferred gains and other long-term liabilities	13,903		2,102
Total liabilities	329,498	[2]	92,202
Commitments and contingencies
Temporary Equity:
Redeemable noncontrolling interest	53,681		0
Stockholders' equity:
Additional paid-in capital	268,626		242,398
Retained earnings	565,803		422,095
Accumulated other comprehensive income (loss)	(113)		(746)
EZCORP, Inc. stockholders’ equity	834,828		664,248	519,428	415,685
Total liabilities and stockholders' equity	1,218,007		756,450
Parent [Member]
Current assets:
Cash and cash equivalents	703		0	0	0
Cash, restricted	0
Pawn loans, net	0		0
Consumer loans, net	0		0
Pawn service charges receivable, net	0		0
Consumer loan fees receivable, net	0		0
Inventory, net	0		0
Deferred tax asset	9,484		12,728
Receivable from affiliates	362,427		256,078
Federal income tax receivable	10,209
Prepaid expenses and other assets	2,243		29
Total current assets	385,066		268,835
Investments in unconsolidated affiliates	74,254		71,958
Investment in subsidiaries	510,683		345,454
Property and equipment, net	0		0
Non-current cash, restricted	0
Goodwill	0		0
Intangible assets, net	1,548		2,147
Non-current consumer loans, net	0
Other assets, net	0		0
Total assets	971,551		688,394
Current liabilities:
Current maturities of long-term debt	0
Current capital lease obligations	0
Accounts payable and other accrued expenses	128		13
Customer layaway deposits	0		0
Intercompany payables	0		0
Federal income taxes payable			693
Total current liabilities	128		706
Long-term debt, less current maturities	130,000		17,500
Long-term capital lease obligation	0
Deferred tax liability	6,595		5,940
Deferred gains and other long-term liabilities	0		0
Total liabilities	136,723		24,146
Commitments and contingencies
Temporary Equity:
Redeemable noncontrolling interest	0		0
Stockholders' equity:
Additional paid-in capital	268,626		242,398
Retained earnings	565,803		422,095
Accumulated other comprehensive income (loss)	(113)		(746)
EZCORP, Inc. stockholders’ equity	834,828		664,248
Total liabilities and stockholders' equity	971,551		688,394
Subsidiary Guarantors [Member]
Current assets:
Cash and cash equivalents	27,686		20,860	23,862	43,750
Cash, restricted	0
Pawn loans, net	140,885		134,457
Consumer loans, net	16,562		12,526
Pawn service charges receivable, net	26,663		24,792
Consumer loan fees receivable, net	6,899		6,642
Inventory, net	93,165		81,277
Deferred tax asset	5,500		5,397
Receivable from affiliates	0		(66,450)
Federal income tax receivable	0
Prepaid expenses and other assets	38,629		25,976
Total current assets	355,989		245,477
Investments in unconsolidated affiliates	51,812		48,361
Investment in subsidiaries	95,942		44,376
Property and equipment, net	74,837		59,434
Non-current cash, restricted	0
Goodwill	224,275		163,897
Intangible assets, net	17,228		15,183
Non-current consumer loans, net	0
Other assets, net	8,585		7,038
Total assets	828,668		583,766
Current liabilities:
Current maturities of long-term debt	0
Current capital lease obligations	594
Accounts payable and other accrued expenses	56,094		50,871
Customer layaway deposits	6,251		5,711
Intercompany payables	255,223		170,631
Federal income taxes payable			0
Total current liabilities	318,162		227,213
Long-term debt, less current maturities	0		0
Long-term capital lease obligation	995
Deferred tax liability	1,327		1,563
Deferred gains and other long-term liabilities	1,898		2,102
Total liabilities	322,382		230,878
Commitments and contingencies
Temporary Equity:
Redeemable noncontrolling interest	0		0
Stockholders' equity:
Additional paid-in capital	80,210		98,980
Retained earnings	427,372		254,065
Accumulated other comprehensive income (loss)	(1,309)		(169)
EZCORP, Inc. stockholders’ equity	506,286		352,888
Total liabilities and stockholders' equity	828,668		583,766
Other Subsidiaries [Member]
Current assets:
Cash and cash equivalents	20,088		3,109	1,992	1,014
Cash, restricted	1,145
Pawn loans, net	16,763		10,861
Consumer loans, net	17,590		2,085
Pawn service charges receivable, net	2,738		1,663
Consumer loan fees receivable, net	23,517		133
Inventory, net	16,049		9,096
Deferred tax asset	0		0
Receivable from affiliates	0		0
Federal income tax receivable	302
Prepaid expenses and other assets	4,579		4,606
Total current assets	102,771		31,553
Investments in unconsolidated affiliates	0		0
Investment in subsidiaries	0		0
Property and equipment, net	33,294		19,064
Non-current cash, restricted	4,337
Goodwill	150,388		9,309
Intangible assets, net	26,409		2,460
Non-current consumer loans, net	61,997
Other assets, net	7,644		1,362
Total assets	386,840		63,748
Current liabilities:
Current maturities of long-term debt	21,085
Current capital lease obligations	0
Accounts payable and other accrued expenses	22,703		6,516
Customer layaway deposits	987		465
Intercompany payables	107,204		18,997
Federal income taxes payable			0
Total current liabilities	151,979		25,978
Long-term debt, less current maturities	68,836		0
Long-term capital lease obligation	0
Deferred tax liability	0		828
Deferred gains and other long-term liabilities	12,005		0
Total liabilities	232,820		26,806
Commitments and contingencies
Temporary Equity:
Redeemable noncontrolling interest	53,681		0
Stockholders' equity:
Additional paid-in capital	102,188		50,568
Retained earnings	663		(6,126)
Accumulated other comprehensive income (loss)	(2,512)		(7,501)
EZCORP, Inc. stockholders’ equity	100,339		36,942
Total liabilities and stockholders' equity	386,840		63,748
Eliminations [Member]
Current assets:
Cash and cash equivalents	0		0
Cash, restricted	0
Pawn loans, net	0		0
Consumer loans, net	0		0
Pawn service charges receivable, net	0		0
Consumer loan fees receivable, net	0		0
Inventory, net	0		0
Deferred tax asset	0		0
Receivable from affiliates	(362,427)		(189,628)
Federal income tax receivable	0
Prepaid expenses and other assets	0		0
Total current assets	(362,427)		(189,628)
Investments in unconsolidated affiliates	0		0
Investment in subsidiaries	(606,625)		(389,830)
Property and equipment, net	0		0
Non-current cash, restricted	0
Goodwill	0		0
Intangible assets, net	0		0
Non-current consumer loans, net	0
Other assets, net	0		0
Total assets	(969,052)		(579,458)
Current liabilities:
Current maturities of long-term debt	0
Current capital lease obligations	0
Accounts payable and other accrued expenses	0		0
Customer layaway deposits	0		0
Intercompany payables	(362,427)		(189,628)
Federal income taxes payable			0
Total current liabilities	(362,427)		(189,628)
Long-term debt, less current maturities	0		0
Long-term capital lease obligation	0
Deferred tax liability	0		0
Deferred gains and other long-term liabilities	0		0
Total liabilities	(362,427)		(189,628)
Commitments and contingencies
Temporary Equity:
Redeemable noncontrolling interest	0		0
Stockholders' equity:
Additional paid-in capital	(182,398)		(149,548)
Retained earnings	(428,035)		(247,939)
Accumulated other comprehensive income (loss)	3,821		7,670
EZCORP, Inc. stockholders’ equity	(606,625)		(389,830)
Total liabilities and stockholders' equity	(969,052)		(579,458)
Common Stock Class A Non-voting
Stockholders' equity:
Common Stock	482		471
Common Stock Class A Non-voting | Parent [Member]
Stockholders' equity:
Common Stock	482		471
Common Stock Class A Non-voting | Subsidiary Guarantors [Member]
Stockholders' equity:
Common Stock	12		12
Common Stock Class A Non-voting | Other Subsidiaries [Member]
Stockholders' equity:
Common Stock	0		0
Common Stock Class A Non-voting | Eliminations [Member]
Stockholders' equity:
Common Stock	(12)		(12)
Common Stock Class B Voting [Member]
Stockholders' equity:
Common Stock	30		30
Common Stock Class B Voting [Member] | Parent [Member]
Stockholders' equity:
Common Stock	30		30
Common Stock Class B Voting [Member] | Subsidiary Guarantors [Member]
Stockholders' equity:
Common Stock	1		0
Common Stock Class B Voting [Member] | Other Subsidiaries [Member]
Stockholders' equity:
Common Stock	0		1
Common Stock Class B Voting [Member] | Eliminations [Member]
Stockholders' equity:
Common Stock	$ (1)		$ (1)

[1]	Our consolidated assets as of September 30, 2012, include the following assets of the Crediamigo securitization trust that can only be used to settle its liabilities: Restricted cash, $4.3 million; Consumer loans, net, $33.6 million; Consumer loan fees receivable, net, $7.7 million; Intangible assets, net $2.6 million and total assets, $48.2 million.
[2]	Our consolidated liabilities as of September 30, 2012, include $32.7 million of long-term debt for which the creditors of the Crediamigo securitization trust do not have recourse to EZCORP, Inc.